Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Computer Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years	3 years
Computer Software
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years	3 years
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years	5 years
Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	1 year	1 year
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	10 years	10 years